Related Party disclosure - Compensation of Key Management Personnel (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Directors' remuneration	¥ 277,632	¥ 214,511	¥ 170,439
Stock option transactions	10,690	8,853	8,434
Total	¥ 288,322	¥ 223,364	¥ 178,873